Discontinued Operations (Schedule of Rig Sales) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended				31 Months Ended		12 Months Ended		1 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013		Dec. 31, 2012 Floaters [Member] ENSCO 5003 [Member]		Mar. 31, 2013 Jackups [Member] Pride Pennsylvania Rig [Member]		Oct. 31, 2012 Jackups [Member] Pride Hawaii [Member]		Jun. 30, 2012 Jackups [Member] ENSCO 61 [Member]		May 31, 2012 Jackups [Member] ENSCO 59 [Member]		Jun. 30, 2011 Jackups [Member] ENSCO 95 [Member]		Sep. 30, 2012 Other [Member] ENSCO I [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net Proceeds	$ 131.6		$ 173.1	$ (79.8)	$ 203.0	[1]	$ 68.2	[1]	$ 15.5	[1]	$ 18.8	[1]	$ 31.7	[1]	$ 22.8	[1]	$ 41.5	[1]	$ 4.5	[1]
Net Book Value	204.5	[1],[2]			204.5	[1],[2]	89.4	[1],[2]	15.7	[1],[2]	16.8	[1],[2]	19.6	[1],[2]	21.9	[1],[2]	28.8	[1],[2]	12.3	[1],[2]
Pre-tax Gain/(Loss)					$ (1.5)	[1],[3]	$ (21.2)		$ (0.2)		$ 2.0		$ 12.1		$ 0.9		$ 12.7		$ (7.8)

[1]	The rigs' operating results were reclassified to discontinued operations in our consolidated statements of income for each of the years in the three-year period ended December 31, 2013 and were previously included within the operating segment noted in the above table.
[2]	Includes the rig's net book value as well as inventory and other assets on the date of the sale.
[3]	The pre-tax (loss)/gain was included in loss from discontinued operations, net in our consolidated statement of income in the year of sale. Income tax expense of $900,000 and $10.9 million was recognized in connection with the sale of assets during the years ended December 31, 2013 and December 31, 2011, respectively. There was no net income tax expense recognized in connection with the sale of assets during the year ended December 31, 2012.